UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2023 to December 31, 2023

STELLANTIS FINANCIAL SERVICES, INC.1

(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)	January 22, 2024
Commission File Number of securitizer:	025-06554
Central Index Key Number of securitizer:	0001980666

Bennie H. Duck (713) 273-5116

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]

Stellantis Financial Services, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities issued under the “SFS Auto Receivables Securitization Trust” platform sponsored by Stellantis Financial Services, Inc. and outstanding during the reporting period.

INFORMATION TO BE INCLUDED IN THE REPORT

PART I - REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Stellantis Financial Services, Inc. has indicated by check mark that there is no activity to report for calendar year ended December 31, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: January 22, 2024

STELLANTIS FINANCIAL SERVICES, INC.
(Sponsor)

By:	/s/ Bennie H. Duck
Name:	Bennie H. Duck
Title:	Executive Vice President, Chief Financial Officer